OTHER INVESTMENTS - Key observable/unobservable inputs (Details)	12 Months Ended
Jun. 30, 2020 yr R / kg
Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Average gold price	852,098
Average silver price	9,453
Average South African CPI	0.048
Terminal growth rate [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, entity's own equity instruments	0.05
Weighted average cost of capital [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, entity's own equity instruments	0.151
Discount period [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, entity's own equity instruments | yr	13
Cost of equity [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, entity's own equity instruments	0.132